Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Current income tax provision	$ 25,423	$ 614,622	$ 938,119
Deferred income tax provision (benefit)	139,114	(234,326)	(12,747)
Total income tax expense	$ 164,537	$ 380,296	$ 925,372